Cash and Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents and Short-term Investments
Cash at bank and on hand	$ 84,480	$ 129,968
Bank deposits maturing in three months or less	69,478	153,621
Cash and cash equivalents	153,958	283,589
Bank deposits maturing over three months (note)	682,152	602,747
Cash and cash equivalents and short-term investments	$ 836,110	$ 886,336
Minimum
Cash and Cash Equivalents and Short-term Investments
Maturities for short-term investments (in days)	91 days	91 days
Maximum
Cash and Cash Equivalents and Short-term Investments
Maturities for short-term investments (in days)	186 days	187 days